PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid marketing expense		¥ 218,145	¥ 56,745
VAT-input deductible		64,237	80,589
Prepaid rental expense		46,581	57,188
Prepaid consulting and professional service fees		37,236	10,809
Prepaid non-banking financing partners service fees		26,295	18,607
Others		24,820	25,831
Total prepaid expenses and other current assets	$ 60,805	¥ 417,314	¥ 249,769